EQUITY METHOD INVESTMENTS - Carrying Amount (Details) - USD ($) $ in Thousands		1 Months Ended
	May 23, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022	Mar. 31, 2020	Oct. 01, 2018	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 43,665	$ 53,982		$ 104,108
Avenir
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 28,934	$ 35,729
Ownership percentage (in percent)		23.36%	23.40%	23.50%			23.50%	25.00%
Equity method investment, realized gain (loss) on disposal		$ 500
LOGAS
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 7,183	$ 9,261
Ownership percentage (in percent)			58.00%	58.00%	58.00%
ECGS
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 5,502	$ 5,237
Ownership percentage (in percent)			50.00%	50.00%					50.00%
Aqualung
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 2,046	$ 2,244
Ownership percentage (in percent)			4.40%	4.40%
MGAS
Schedule of Equity Method Investments [Line Items]
Equity method investments			$ 0	$ 1,511
Ownership percentage (in percent)	51.00%		0.00%	51.00%
Proceeds from sale of equity method investment	$ 800
Equity method investment, realized gain (loss) on disposal	$ 500